Schedule of Investments (unaudited) April 30, 2022	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 3.5%
Tesla Inc.(a)	504	$438,863

Communications Equipment — 0.7%
Ciena Corp.(a)	1,674	92,355

Electronic Equipment, Instruments & Components — 7.0%
Cognex Corp.	1,898	128,362
E Ink Holdings Inc.	16,000	91,477
GoerTek Inc., Class A	19,727	102,903
II-VI Inc.(a)(b)	1,775	108,648
Jabil Inc.	2,169	125,216
Samsung SDI Co. Ltd.	533	253,897
Yageo Corp.	5,000	67,487

		877,990

Entertainment — 2.7%
CTS Eventim AG & Co. KGaA(a)	1,131	77,627
HYBE Co. Ltd.(a)	370	72,664
Roku Inc.(a)	679	63,079
Take-Two Interactive Software Inc.(a)	1,096	130,983

		344,353

Health Care Providers & Services — 0.6%
agilon health Inc.(a)(b)	4,020	71,435

Health Care Technology — 1.1%
Definitive Healthcare Corp.(a)	2,792	66,031
Doximity Inc., Class A(a)	1,647	65,666

		131,697

Hotels, Restaurants & Leisure — 1.9%
Expedia Group Inc.(a)	861	150,460
Trip.com Group Ltd., ADR(a)	3,826	90,485

		240,945

Interactive Media & Services — 5.0%
Eventbrite Inc., Class A(a)	5,253	55,577
Kakao Corp.	3,793	264,954
Snap Inc., Class A, NVS(a)	4,302	122,435
ZoomInfo Technologies Inc.(a)	3,996	189,410

		632,376

Internet & Direct Marketing Retail — 1.3%
Farfetch Ltd., Class A(a)(b)	3,966	44,419
MercadoLibre Inc.(a)	116	112,941

		157,360

IT Services — 15.9%
Adyen NV(a)(c)	76	127,474
Amadeus IT Group SA(a)	2,142	134,224
Block Inc.(a)	1,317	131,094
Cloudflare Inc., Class A(a)(b)	1,482	127,660
Dlocal Ltd./Uruguay(a)	2,355	53,388
Endava PLC, ADR(a)(b)	2,225	223,835
Global Payments Inc.	976	133,693
GMO Payment Gateway Inc.	1,300	109,070
Grid Dynamics Holdings Inc.(a)	4,805	66,886
Kakao Pay Corp.(a)	777	68,728
Locaweb Servicos de Internet SA(a)(c)	50,062	72,603
MongoDB Inc., Class A(a)(b)	597	211,893
Okta Inc.(a)	1,069	127,542
Shift4 Payments Inc., Class A(a)	3,820	200,397
Thoughtworks Holding Inc.(a)(b)	5,071	93,864

Security	Shares	Value

IT Services (continued)
Twilio Inc., Class A(a)	972	$108,689

		1,991,040

Media — 0.9%
Informa PLC(a)	15,556	110,353

Professional Services — 3.3%
Legalzoomcom Inc.(a)(b)	5,003	71,793
Planet Labs PBC(a)	8,004	40,260
TransUnion	2,476	216,700
Wolters Kluwer NV	783	79,069

		407,822

Road & Rail — 0.8%
Lyft Inc., Class A(a)	3,195	104,157

Semiconductors & Semiconductor Equipment — 27.8%
Alphawave IP Group PLC(a)	26,693	50,348
Ambarella Inc.(a)	1,463	120,083
Andes Technology Corp.	8,000	78,020
ASM International NV	616	185,103
BE Semiconductor Industries NV	2,279	138,925
Credo Technology Group Holdings Ltd.(a)(b)	6,980	77,059
Entegris Inc.	2,060	229,463
KLA Corp.	444	141,752
Lasertec Corp.	1,000	133,601
Lattice Semiconductor Corp.(a)	3,767	180,967
MACOM Technology Solutions Holdings Inc., Class H(a)	2,734	139,297
Marvell Technology Inc.	6,003	348,654
Monolithic Power Systems Inc.	556	218,086
Nordic Semiconductor ASA(a)	6,151	122,290
ON Semiconductor Corp.(a)	5,192	270,555
Silergy Corp.	3,000	267,097
SOITEC(a)	1,113	199,376
Tower Semiconductor Ltd.(a)	3,934	190,012
Ultra Clean Holdings Inc.(a)	4,201	130,945
Wolfspeed Inc.(a)	2,861	262,382

		3,484,015

Software — 22.0%
Altair Engineering Inc., Class A(a)	1,755	95,332
Altium Ltd.	7,130	160,619
AppLovin Corp., Class A(a)(b)	2,834	108,117
Aspen Technology Inc.(a)	788	124,929
Atlassian Corp. PLC, Class A(a)	747	167,948
Avalara Inc.(a)	1,188	90,371
Bill.com Holdings Inc.(a)	673	114,888
Confluent Inc., Class A(a)	1,797	56,138
CS Disco Inc.(a)(b)	3,655	112,245
Elastic NV(a)	1,296	98,677
Expensify Inc.(a)	2,388	35,892
Freee KK(a)	2,600	75,019
Gitlab Inc.(a)	530	25,403
Glodon Co. Ltd., Class A	10,771	74,259
HashiCorp Inc.(a)(b)	898	42,278
Lightspeed Commerce Inc.(a)	4,518	100,971
Palo Alto Networks Inc.(a)(b)	298	167,261
Samsara Inc.(a)	3,414	42,129
SiteMinder Ltd.(a)	67,732	223,813
Synopsys Inc.(a)	888	254,669
Trade Desk Inc. (The), Class A(a)	1,539	90,678
Unity Software Inc.(a)	1,847	122,659
UserTesting Inc.(a)(b)	7,565	59,083

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Xero Ltd.(a)	2,094	$138,083
Zscaler Inc.(a)	831	168,477

		2,749,938

Technology Hardware, Storage & Peripherals — 1.6%
Pure Storage Inc., Class A(a)	6,789	198,918

Total Common Stocks — 96.1% (Cost: $14,701,732)		12,033,617

Short-Term Investments

Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	1,471,781	1,471,781
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	470,000	470,000

		1,941,781

Total Short-Term Investments — 15.5% (Cost: $1,941,401)		1,941,781

Total Investments in Securities — 111.6% (Cost: $16,643,133)		13,975,398

Other Assets, Less Liabilities — (11.6)%		(1,453,766)

Net Assets — 100.0%		$12,521,632

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,980,120	$ —	$(1,507,563	)(a)	$(1,156)	$380	$1,471,781	1,471,781	$15,719	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	870,000	—	(400,000	)(a)	—	—	470,000	470,000	225		—

					$(1,156)	$380	$1,941,781		$15,944		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

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Schedule of Investments (unaudited) (continued) April 30, 2022	BlackRock Future Tech ETF

Fair Value Measurements (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,677,485	$3,356,132	$—	$12,033,617
Money Market Funds	1,941,781	—	—	1,941,781

	$10,619,266	$3,356,132	$—	$13,975,398

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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